Annual Total Returns- Vanguard LifeStrategy Moderate Growth Fund (Retail) [BarChart] - Retail - Vanguard LifeStrategy Moderate Growth Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.26%	11.76%	15.04%	7.07%	(0.57%)	7.13%	15.04%	(4.91%)	19.37%	13.59%